Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2019
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,900	$2,454
Non-listed stocks	3,901	4,566
Foreign investments
Non-listed stocks	132	134
	$6,933	$7,154